Earnout Liability (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Earnout Liability [Line Items]
Percentage of decrease fair value	10.00%
Earnout liability	$ 10,904,000	$ 9,898,000
Percentage of increase fair value	100.00%
Top of range [member]
Earnout Liability [Line Items]
Earnout liability price per share (in Dollars per share)	$ 1.01
Stock price per share (in Dollars per share)	$ 8
Aggregate value of earnout shares.	$ 78,400,000
Earnout liability	$ 16,600,000
Bottom of range [member]
Earnout Liability [Line Items]
Earnout liability price per share (in Dollars per share)	$ 1.88
Stock price per share (in Dollars per share)	$ 4
Aggregate value of earnout shares.	$ 39,200,000,000,000
Earnout liability	1,800,000
Milestone [Member] | Top of range [member]
Earnout Liability [Line Items]
Earnout liability	56,000,000
Milestone [Member] | Bottom of range [member]
Earnout Liability [Line Items]
Earnout liability	$ 37,600
Level 1 [Member]
Earnout Liability [Line Items]
Stock price per share (in Dollars per share)	$ 1.88	$ 1.01